UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

October 31, 2006

1.809088.102

NFS-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.7%
	Principal Amount	Value
New York - 87.2%
Albany City School District BAN 4.5% 6/29/07	$ 83,704,000	$ 84,138,893
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 3.76%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	615,000	615,000
(MMARS 2nd Prog. Trayer, Inc. Proj.) Series A, 3.8%, LOC HSBC Bank USA, VRDN (a)(b)	2,440,000	2,440,000
Deer Park Union Free School District TAN 4.5% 6/27/07	13,000,000	13,058,832
East Islip Unified School District TAN 4.5% 6/29/07	11,000,000	11,050,116
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 3.65%, LOC HSBC Bank USA, VRDN (a)(b)	3,535,000	3,535,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	16,400,000	16,400,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.62%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,285,000	4,285,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.59% (Liquidity Facility Bank of America NA) (a)(d)	39,145,000	39,145,000
Series GS 06 41TP, 3.59% (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,070,000	8,070,000
Series MS 06 1451, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	18,640,000	18,640,000
Series MS 1288, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	12,330,000	12,330,000
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series EGL 720050013 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	8,275,000	8,275,000
Series SG 125, 3.58% (Liquidity Facility Societe Generale) (a)(d)	5,200,000	5,200,000
Metropolitan Trans. Auth. Dedicated Tax Fund:
Participating VRDN:
Series EGL 01 3205 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	9,565,000	9,565,000
Series EGL 02 6007 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	9,840,000	9,840,000
Series EGL 98 3203, 3.6% (Liquidity Facility Citibank NA) (a)(d)	6,700,000	6,700,000
Series PA 1098, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,400,000	10,400,000
Series A1, 3.56% (XL Cap. Assurance, Inc. Insured), VRDN (a)	48,500,000	48,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 F, 4.5% 11/15/06	$ 11,400,000	$ 11,405,109
Series H, 4.25% 11/15/06	19,495,000	19,501,620
Participating VRDN:
Series Eagle 06 114, 3.6% (Liquidity Facility Citibank NA) (a)(d)	16,245,000	16,245,000
Series Covers 06 1003, 3.59% (Liquidity Facility Bank of New York, New York) (a)(d)	7,500,000	7,500,000
Series EGL 02 6028 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	5,145,000	5,145,000
Series EGL 03 37 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	7,235,000	7,235,000
Series EGL 06 0015, Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series EGL 7053019 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	13,700,000	13,700,000
Series FRRI 02 F, 3.59% (Liquidity Facility Bank of New York, New York) (a)(d)	4,061,500	4,061,500
Series MS 862, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	4,660,000	4,660,000
Series PA 1036, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,000,000	4,000,000
Series PA 1084, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,665,000	8,665,000
Series PT 1103, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	22,495,000	22,495,000
Series PT 1466, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,660,000	5,660,000
Series PT 988, 3.58% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	6,100,000	6,100,000
Series ROC II R594PB, 3.6% (Liquidity Facility Deutsche Postbank AG) (a)(d)	6,800,000	6,800,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	8,100,000	8,100,000
Series PT 1439, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,245,000	7,245,000
Series PT 1836, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,815,000	9,815,000
Series ROC II R2083, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,210,000	5,210,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 3.63% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	$ 8,965,000	$ 8,965,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,135,000	2,135,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 3.8%, LOC HSBC Bank USA, VRDN (a)(b)	580,000	580,000
(AJL Manufacturing Proj.) Series 1996 A, 3.76%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,385,000	4,385,000
(Flower City Proj.) 3.71%, LOC Key Bank NA, VRDN (a)(b)	3,490,000	3,490,000
Nassau County Interim Fin. Auth. Bonds Series A2, 5.125% 11/15/21 (Pre-Refunded to 11/15/06 @ 101) (c)	15,825,000	15,993,131
New York Participating VRDN Series LB 06 P36, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	17,000,000	17,000,000
New York City Gen. Oblig.:
Bonds:
Series PT 2544, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	16,435,000	16,435,000
Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA) (a)(d)(e)	10,000,000	10,000,000
Participating VRDN:
Series CRVS 05 22, 3.59% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	10,500,000	10,500,000
Series DB 167, 3.58% (Liquidity Facility Deutsche Bank AG) (a)(d)	20,000,000	20,000,000
Series DB 172, 3.58% (Liquidity Facility Deutsche Bank AG) (a)(d)	7,070,000	7,070,000
Series DB 178, 3.58% (Liquidity Facility Deutsche Bank AG) (a)(d)	23,575,000	23,575,000
Series LB 05 F6, 3.62% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	9,247,000	9,247,000
Series LB 05 FP09, 3.62% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	17,110,000	17,110,000
Series LB 05 FP10, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	6,230,000	6,230,000
Series LB 06 FP2, 3.62% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	21,805,000	21,805,000
Series PA 1336, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,050,000	15,050,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series PA 1363, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 3,750,000	$ 3,750,000
Series PT 1349, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,000,000	7,000,000
Series PT 2217, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,360,000	1,360,000
Series PT 2480, 3.61% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,515,000	13,515,000
Series PT 3330, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,440,000	10,440,000
Series PT 3333, 3.61% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,340,000	5,340,000
Series PT 3415, 3.58% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	10,430,000	10,430,000
Series PT 3547, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	18,520,000	18,520,000
Series Putters 1299, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,365,000	5,365,000
Series Putters 1318, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,935,000	1,935,000
Series Putters 1341, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,825,000	1,825,000
Series Putters 647, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,705,000	7,705,000
Series RobIns 17 Class F, 3.59% (Liquidity Facility Bank of New York, New York) (a)(d)	6,600,000	6,600,000
Series ROC 6081, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(d)	8,025,000	8,025,000
Series ROC II R2138, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,745,000	6,745,000
Series 2004 H6, 3.56%, LOC Bank of America NA, VRDN (a)	13,090,000	13,090,000
Subseries B9, 3.56%, LOC JPMorgan Chase Bank, VRDN (a)	22,710,000	22,710,000
Subseries J3, 3.56%, LOC JPMorgan Chase Bank, VRDN (a)	26,730,000	26,730,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (20 Exchange Place Proj.) Series 2006 A, 3.59%, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,125,000	3,125,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
(One Columbus Place Dev. Proj.) Series A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	41,000,000	41,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Progress of People Dev. Proj.) Series A, 3.62%, LOC Fannie Mae, VRDN (a)(b)	$ 3,725,000	$ 3,725,000
(West 43rd Street Proj.) Series 1999 A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	14,200,000	14,200,000
(West End Towers Proj.) Series 2004 A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	50,685,000	50,685,000
Series 2001 A, 3.61%, LOC Fannie Mae, VRDN (a)(b)	56,950,000	56,950,000
Series A, 3.62%, LOC Fannie Mae, VRDN (a)(b)	9,400,000	9,400,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(15 East Clark Place Apts. Proj.) Series A, 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
(270 East Burnside Avenue Apts.) Series A, 3.6%, LOC HSBC Bank USA, VRDN (a)(b)	6,500,000	6,500,000
(92nd & First Residential Tower Proj.) Series A, 3.57%, LOC Bank of America NA, VRDN (a)(b)	47,595,000	47,595,000
(941 Hoe Avenue Apts. Proj.) Series A, 3.57%, LOC Key Bank NA, VRDN (a)(b)	6,200,000	6,200,000
(Aldus Street Apts. Proj.) Series A, 3.57%, LOC Key Bank NA, VRDN (a)(b)	14,200,000	14,200,000
(Courtland Avenue Apts. Proj.) Series A, 3.62%, LOC Key Bank NA, VRDN (a)(b)	8,000,000	8,000,000
(East 165th Street Proj.) Series A, 3.57%, LOC Citibank NA, VRDN (a)(b)	6,645,000	6,645,000
(Louis Nine Boulevard Apts. Proj.) Series A, 3.62%, LOC Key Bank NA, VRDN (a)(b)	4,500,000	4,500,000
(Manhattan Court Dev. Proj.) Series A, 3.58%, LOC Citibank NA, VRDN (a)(b)	9,970,000	9,970,000
(Nagle Courtyard Apts. Proj.) Series A, 3.57%, LOC Bank of America NA, VRDN (a)(b)	8,400,000	8,400,000
(Ogden Avenue Apts. Proj.) Series A, 3.57%, LOC Bank of America NA, VRDN (a)(b)	10,175,000	10,175,000
(State Renaissance Court Proj.) Series A, 3.56%, LOC Freddie Mac, VRDN (a)(b)	8,200,000	8,200,000
(West 48th Street Dev. Proj.) Series 2001 A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	19,000,000	19,000,000
Series A, 3.6%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	50,500,000	50,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 3.63%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,350,000	2,350,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev.: - continued
(Mercy College Proj.) Series A, 3.62%, LOC Key Bank NA, VRDN (a)	$ 6,700,000	$ 6,700,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 3.73%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,585,000	1,585,000
New York City Indl. Dev. Agcy. Rev. Participating VRDN:
Series EGL 06 112, Class A 3.6% (Liquidity Facility Citibank NA) (a)(d)	5,095,000	5,095,000
Series MS 06 1458, 3.6% (Liquidity Facility Morgan Stanley) (a)(d)	19,910,000	19,910,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
Bonds Series MT 205, 3.5%, tender 2/8/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)(e)	4,995,000	4,995,000
Participating VRDN:
Series MT 189, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	8,200,000	8,200,000
Series ROC II R474CE, 3.63% (Liquidity Facility Citibank NA) (a)(b)(d)	3,610,000	3,610,000
(Korean Air Lines Co. Ltd. Proj.) 3.58%, LOC HSBC Bank USA, VRDN (a)(b)	26,500,000	26,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 33 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	1,925,000	1,925,000
Series EGL 04 37 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	11,000,000	11,000,000
Series EGL 06 69 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	22,570,000	22,570,000
Series EGL 3207, 3.6% (Liquidity Facility Citibank NA) (a)(d)	12,900,000	12,900,000
Series Floaters 06 1329, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	7,310,000	7,310,000
Series Floaters 06 1351, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	27,955,000	27,955,000
Series Floaters 06 1352, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	12,687,000	12,687,000
Series MS 06 1464, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	37,210,000	37,210,000
Series MS 06 1470, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	7,500,000	7,500,000
Series MS 726X, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	6,500,000	6,500,000
Series PA 1022, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	24,625,000	24,625,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series PA 523, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 14,000,000	$ 14,000,000
Series PA 921, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,300,000	17,300,000
Series Putters 499, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 620, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	7,835,000	7,835,000
Series Putters 622, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,925,000	6,925,000
Series Putters 624, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,695,000	1,695,000
Series Putters 998, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	19,445,000	19,445,000
Series ROC II R 441, 3.59% (Liquidity Facility Citibank NA) (a)(d)	3,200,000	3,200,000
Series ROC II R406, 3.59% (Liquidity Facility Citibank NA) (a)(d)	17,520,000	17,520,000
Series SGB 06 65, 3.59% (Liquidity Facility Societe Generale) (a)(d)	4,000,000	4,000,000
Series SGB 25, 3.58% (Liquidity Facility Societe Generale) (a)(d)	49,900,000	49,900,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 3.6% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series EGL 00 3206 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	13,000,000	13,000,000
Series EGL 01 3202 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	3,300,000	3,300,000
New York City Muni. Wtr. Fin. Wtr. & Swr. Sys. Rev. Participating VRDN Series LB 06 P45U, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	13,545,000	13,545,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN:
Series EGL 06 72 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	11,000,000	11,000,000
Series Putters 1247Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,195,000	7,195,000
Series Solar 06 4, 3.57% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,300,000	11,300,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	29,085,000	29,085,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Local Govt. Assistance Corp. Participating VRDN:
Series SG 99, 3.58% (Liquidity Facility Societe Generale) (a)(d)	$ 14,600,000	$ 14,600,000
Series SGC 06 C Class A, 3.58% (Liquidity Facility Societe Generale) (a)(d)	15,985,000	15,985,000
New York Mtg. Agcy. Participating VRDN Series LB 06 K67, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	11,610,000	11,610,000
New York State Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 03 2 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	4,720,000	4,720,000
Series EGL 06 25 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	6,500,000	6,500,000
Series Floaters 06 1417, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	15,300,000	15,300,000
Series Floaters 06 1418, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	33,162,000	33,162,000
Series Merlots 00 G, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(d)	22,920,000	22,920,000
Series Merlots 00 X, 3.59% (Liquidity Facility Bank of New York, New York) (a)(d)	10,565,000	10,565,000
Series Merlots 01 A30, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,940,000	5,940,000
Series MSDW 00 305, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	4,870,000	4,870,000
Series PA 1088, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000,000	2,000,000
Series PA 1265, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,000,000	15,000,000
Series PA 781R, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,655,000	6,655,000
Series PT 2247, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,170,000	5,170,000
Series PT 2541, 3.58% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	10,805,000	10,805,000
Series Putters 1187, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,570,000	5,570,000
Series Putters 480, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,395,000	10,395,000
Series Putters 588, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,585,000	2,585,000
Series ROC II R6052, 3.59% (Liquidity Facility Citibank NA) (a)(d)	4,190,000	4,190,000
Series SGA 01 132, 3.6% (Liquidity Facility Societe Generale) (a)(d)	1,805,000	1,805,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series Solar 05 05, 3.58% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 14,520,000	$ 14,520,000
(New York City Gen. Oblig. Proj.) 3.57%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	5,000,000	5,000,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Subseries C3, 3.6%, LOC Citibank NA, VRDN (a)(b)	21,500,000	21,500,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 3.62% (Liquidity Facility Morgan Stanley) (a)(b)(d)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series Merlots B20, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,325,000	5,325,000
Series PT 1424, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,225,000	10,225,000
Series Putters 1372, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,780,000	7,780,000
Series Putters 611, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,625,000	2,625,000
Series Putters 613, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,145,000	8,145,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 3.6% (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
New York State Hsg. Fin. Agcy. Rev.:
(1115 First Avenue Apts. Hsg. Proj.) Series A, 3.63%, LOC Key Bank NA, VRDN (a)(b)	12,900,000	12,900,000
(17th St. Proj.) Series A, 3.63%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	64,300,000	64,300,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	27,700,000	27,700,000
(250 West 93rd Street Hsg. Proj.) Series A, 3.61%, LOC Bank of America NA, VRDN (a)(b)	21,000,000	21,000,000
(350 West 43rd Street Proj.) Series 2001 A, 3.61%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	3,100,000	3,100,000
(70 Battery Place Proj.) Series 1999 A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	32,500,000	32,500,000
Series 1999 A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(Archstone Westbury Hsg. Proj.) Series A, 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 2,550,000	$ 2,550,000
(Biltmore Tower Hsg. Proj.) Series A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	43,300,000	43,300,000
(Clinton Green North Hsg. Proj.) Series A, 3.6%, LOC Bank of America NA, VRDN (a)(b)	98,000,000	98,000,001
(Clinton Green South Hsg. Proj.) Series A, 3.6%, LOC Bank of America NA, VRDN (a)(b)	60,000,000	60,000,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	26,300,000	26,300,000
Series 2000 A, 3.6%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(East 76th Street Apts. Proj.) Series A, 3.57%, LOC Key Bank NA, VRDN (a)(b)	9,000,000	9,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 3.57%, LOC Freddie Mac, VRDN (a)(b)	20,200,000	20,200,000
(Reverend Polite Avenue Apts. Proj.) Series A, 3.63%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	16,000,000	16,000,000
(Sea Park West Hsg. Proj.) 3.62%, LOC Freddie Mac, VRDN (a)(b)	14,900,000	14,900,000
(South Cove Plaza Proj.) Series A, 3.59%, LOC Freddie Mac, VRDN (a)(b)	31,550,000	31,550,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 3.6%, LOC Freddie Mac, VRDN (a)(b)	50,000,000	50,000,000
Series 2001 A, 3.6%, LOC Freddie Mac, VRDN (a)(b)	5,000,000	5,000,000
(Tower 31 Hsg. Proj.) Series A, 3.62%, LOC Bank of America NA, VRDN (a)(b)	44,800,000	44,800,000
(West 20th Street Proj.) Series A:
3.56%, LOC Fannie Mae, VRDN (a)(b)	13,345,000	13,345,000
3.56%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Series A:
3.56%, LOC Eurohypo AG, VRDN (a)	7,200,000	7,200,000
3.6%, LOC Fannie Mae, VRDN (a)(b)	11,300,000	11,300,000
3.57%, LOC Key Bank NA, VRDN (a)(b)	4,500,000	4,500,000
3.65%, LOC Freddie Mac, VRDN (a)(b)	31,600,000	31,600,000
New York State Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,365,000	2,365,000
Series Merlots 97 J, 3.64% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	14,140,000	14,140,000
Series MSTC 00 89, 3.64% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	2,015,000	2,015,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Mtg. Agcy. Rev.: - continued
Participating VRDN:
Series Putters 1333, 3.63% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	$ 9,925,000	$ 9,925,000
Series ROC II R181, 3.62% (Liquidity Facility Citibank NA) (a)(b)(d)	5,965,000	5,965,000
Series ROC II R404, 3.62% (Liquidity Facility Citibank NA) (a)(b)(d)	2,965,000	2,965,000
(Homeowner Mtg. Proj.) Series 122, 3.57% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	1,900,000	1,900,000
Series 115, 3.57% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	35,000,000	35,000,000
Series 2005 129, 3.57% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	28,200,000	28,200,000
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1, 3.55% 11/7/06, CP	5,000,000	5,000,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,750,000	4,750,000
Series EGL 06 63 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	6,960,000	6,960,000
Series PT 3216, 3.58% (Liquidity Facility DEPFA BANK PLC) (a)(d)	3,870,000	3,870,000
Series Putters 1455, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000,000	4,000,000
Series SGA 66, 3.6% (Liquidity Facility Societe Generale) (a)(d)	1,300,000	1,300,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	1,000,000	1,000,000
Series MT 199, 3.58% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,995,000	7,995,000
New York State Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 1433, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,930,000	6,930,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,985,000	1,985,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Putters 633, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,765,000	4,765,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series MS 00 433, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	$ 650,000	$ 650,000
Series MS 06 1401, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	13,000,000	13,000,000
Series PA 536, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,445,000	6,445,000
Series PT 1399, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,190,000	15,190,000
Series PT 2018, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,395,000	8,395,000
Series PT 2271, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,475,000	5,475,000
Series Putters 129, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	12,865,000	12,865,000
Series Putters 305, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	9,910,000	9,910,000
Series Putters 307, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 387, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	20,960,000	20,960,000
Series Putters 628, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,365,000	7,365,000
Series Putters 830, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,580,000	15,580,000
Series ROC II R1039, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,805,000	5,805,000
Series ROC II R3003, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,635,000	6,635,000
Series ROC II R4052, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(d)	17,125,000	17,125,000
Series ROC II R4556, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,175,000	5,175,000
Series 2003 1D, 3.62% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	500,000	500,000
Series 2003 2F, 3.62% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	1,100,000	1,100,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 3.63% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,495,000	3,495,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	6,360,000	6,360,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 1997 A, 3.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 5,240,000	$ 5,240,000
Rensselaer Tobacco Asset Securitization Corp. Participating VRDN Series PA 1346, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,130,000	9,130,000
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 656CE, 3.59% (Liquidity Facility Citibank NA) (a)(d)	3,750,000	3,750,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 3.6%, LOC European American Bank Uniondale, VRDN (a)(b)	3,460,000	3,460,000
Rochester Gen. Oblig. BAN Series II, 4% 10/19/07	27,880,000	27,999,437
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,725,000	2,725,000
Sales Tax Asset Receivables Corp. Participating VRDN:
Series PT 3521, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	26,480,000	26,480,000
Series Putters 564, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,135,000	7,135,000
Series Putters 599, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,745,000	3,745,000
Suffolk County Gen. Oblig. Participating VRDN Series PT 2201, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,295,000	6,295,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.64%, LOC Key Bank NA, VRDN (a)	770,000	770,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.64%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Syracuse Gen. Oblig. RAN Series D, 4.25% 7/10/07, LOC Bank of America NA	9,000,000	9,044,642
Tobacco Settlement Fing. Corp. Participating VRDN:
Series MT 058, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,700,000	6,700,000
Series PT 835, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	25,650,000	25,650,000
Series PT 875, 3.59% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,450,000	4,450,000
Series PT 893, 3.61% (Liquidity Facility DEPFA BANK PLC) (a)(d)	43,090,000	43,090,000
Series Putters 533, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,275,000	5,275,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Participating VRDN: - continued
Series Putters 600, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	$ 5,260,000	$ 5,260,000
Series Putters 680, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,615,000	10,615,000
Series ROC II R4508, 3.6% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,675,000	5,675,000
Series ROC II R6500, 3.6% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,620,000	2,620,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,200,000	13,200,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
Series MS 06 1426, 3.58% (Liquidity Facility Morgan Stanley) (a)(d)	5,115,000	5,115,000
Series PA 1070, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	15,995,000	15,995,000
Series PA 1074, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,400,000	17,400,000
Series PA 948, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,590,000	17,590,000
Series PA 956, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,995,000	8,995,000
Series PT 1092, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,045,000	5,045,000
Series ROC II R1008, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,485,000	7,485,000
Series SGB 43, 3.58% (Liquidity Facility Societe Generale) (a)(d)	3,650,000	3,650,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	940,000	940,000
Upstate Telecommunications Corp. Rev. 3.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)	16,565,000	16,565,000
West Babylon Union Free School District TAN 4% 6/28/07	11,000,000	11,037,253
Westchester Tobacco Asset Securitization Corp. Participating VRDN Series PA 1322, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	13,680,000	13,680,000
		3,426,766,534
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 6.7%
Port Auth. of New York & New Jersey:
Bonds Series 7, 5% 7/15/07 (b)	$ 3,125,000	$ 3,153,177
Participating VRDN:
Series EGL 03 59 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	7,870,000	7,870,000
Series EGL 06 107 Class A, 3.63% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	64,600,000	64,600,000
Series EGL 06 45 Class A, 3.63% (Liquidity Facility Citibank NA) (a)(b)(d)	13,860,000	13,860,000
Series MT 56, 3.61% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	10,000,000	10,000,000
Series PA 1251, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,800,000	9,800,000
Series PA 1332, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,895,000	5,895,000
Series PA 1365, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,570,000	9,570,000
Series PA 1377 R, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,405,000	4,405,000
Series PT 1269, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,900,000	4,900,000
Series PT 2199, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	14,655,000	14,655,000
Series PT 3177, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	11,095,000	11,095,000
Series PT MT 246, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,995,000	7,995,000
Series ROC II 238, 3.62% (Liquidity Facility Citibank NA) (a)(b)(d)	3,460,000	3,460,000
Series ROC II R42, 3.62% (Liquidity Facility Citibank NA) (a)(b)(d)	6,155,000	6,155,000
Series ROC II R475, 3.59% (Liquidity Facility Citibank NA) (a)(d)	2,940,000	2,940,000
Series Solar 06 16, 3.58% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,450,000	7,450,000
Series Stars 121, 3.61% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	6,850,000	6,850,000
Series 1991 2, 3.64%, VRDN (a)(b)(e)	6,400,000	6,400,000
Series 2001 2, 3.68%, VRDN (a)(b)	11,500,000	11,500,000
Series 2004 2, 3.6%, VRDN (a)	8,300,000	8,300,000
Series 2004 3, 3.6%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 3.68%, VRDN (a)(b)	3,540,000	3,540,000
Series 3, 3.6%, VRDN (a)	22,120,000	22,120,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series Merlots 00 B5, 3.64% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	$ 2,250,000	$ 2,250,000
Series PA 1258, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,000,000	4,000,000
Series 1R, 3.65% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)(b)	4,300,000	4,300,000
		262,428,177
Puerto Rico - 1.8%
Eagle Tax-Exempt Trust Participating VRDN Series EGL 01 5101 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(d)	9,725,000	9,725,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series MS 06 1443, 3.59% (Liquidity Facility Morgan Stanley) (a)(d)	10,000,000	10,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series ROC II 99 2, 3.57% (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
Series ROC II R 636CE, 3.58% (Liquidity Facility Citigroup, Inc.) (a)(d)	49,000,000	49,000,000
		72,225,000
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $3,761,419,711)		3,761,419,711
NET OTHER ASSETS - 4.3%		167,244,110
NET ASSETS - 100%		$ 3,928,663,821
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,830,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 2544, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	3/3/05	$ 16,435,000
New York City Gen. Oblig. Bonds Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA)	7/29/04	$ 10,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. Bonds Series MT 205, 3.5%, tender 2/8/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/7/06	$ 4,995,000
Port Auth. of New York & New Jersey Series 1991 2, 3.64%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 24,904
Income Tax Information
At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,761,419,711.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

October 31, 2006

1.809073.102

SNM-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.9%
	Principal Amount	Value
New York - 93.8%
Albany City School District BAN 4.5% 6/29/07	$ 40,000,000	$ 40,207,824
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 3.62%, LOC Key Bank NA, VRDN (a)	3,820,000	3,820,000
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1339, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	13,520,000	13,520,000
Hicksville Union Free School District TAN 4.5% 6/28/07	1,000,000	1,004,817
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 3.62%, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,640,000	6,640,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 3.59% (Liquidity Facility Bank of America NA) (a)(b)	17,100,000	17,100,000
Series MS 06 1416, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	10,100,000	10,100,000
Series MS 1207, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	8,000,000	8,000,000
Series MS 1251, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	1,940,000	1,940,000
Lloyd BAN 4% 10/5/07	9,086,000	9,123,358
Long Island Pwr. Auth. Participating VRDN Series Solar 06 119, 3.56% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	26,230,000	26,230,000
Longwood Central School District TAN 4.5% 6/28/07	3,500,000	3,515,468
Metropolitan Trans. Auth. Dedicated Tax Fund:
Participating VRDN:
Series EGL 01 3205 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(b)	8,300,000	8,300,000
Series EGL 02 6003 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(b)	7,700,000	7,700,000
Series EGL 98 3203, 3.6% (Liquidity Facility Citibank NA) (a)(b)	4,900,000	4,900,000
Series PA 1098, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,400,000	1,400,000
Series PA 1400, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,625,000	8,625,000
Series A1, 3.56% (XL Cap. Assurance, Inc. Insured), VRDN (a)	47,745,000	47,745,000
Metropolitan Trans. Auth. Rev.:
Bonds Series 2005 C, 4% 11/15/06	3,650,000	3,651,160
Participating VRDN:
Series Eagle 06 114, 3.6% (Liquidity Facility Citibank NA) (a)(b)	8,200,000	8,200,000
Series EGL 03 51 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(b)	5,145,000	5,145,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series EGL 06 0015, Class A, 3.6% (Liquidity Facility Citibank NA) (a)(b)	$ 3,000,000	$ 3,000,000
Series EGL 7053019 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,100,000	6,100,000
Series FRRI 02 F, 3.59% (Liquidity Facility Bank of New York, New York) (a)(b)	1,600,000	1,600,000
Series MS 724X, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	3,000,000	3,000,000
Series MSTC 7001, 3.56% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,500,000	2,500,000
Series PA 1036, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,995,000	2,995,000
Series PA 1040, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,400,000	5,400,000
Series PA 1083, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	13,545,000	13,545,000
Series PT 1466, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,980,000	4,980,000
Series PT 1946, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,590,000	11,590,000
Series PT 1969, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,230,000	5,230,000
Series PT 1972, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,905,000	3,905,000
Series PT 988, 3.58% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	5,720,000	5,720,000
Series Putters 989, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,295,000	6,295,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1968, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,535,000	8,535,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,000,000	11,000,000
Mount Sinai Union Free School District TAN 4.5% 6/22/07	5,900,000	5,930,507
New York City Gen. Oblig.:
Bonds Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA) (a)(b)(c)	10,000,000	10,000,000
Participating VRDN:
Series CRVS 05 22, 3.59% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series DB 167, 3.58% (Liquidity Facility Deutsche Bank AG) (a)(b)	$ 8,700,000	$ 8,700,000
Series DB 172, 3.58% (Liquidity Facility Deutsche Bank AG) (a)(b)	3,500,000	3,500,000
Series DB 178, 3.58% (Liquidity Facility Deutsche Bank AG) (a)(b)	10,400,000	10,400,000
Series LB 05 FP09, 3.62% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	7,700,000	7,700,000
Series MS 00 394, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	1,250,000	1,250,000
Series MS 01 525, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	5,910,000	5,910,000
Series MS 06 1454, 3.63% (Liquidity Facility Morgan Stanley) (a)(b)	7,055,000	7,055,000
Series PA 1336, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,700,000	6,700,000
Series PA 1363, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,750,000	3,750,000
Series PT 2217, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,985,000	3,985,000
Series PT 2480, 3.61% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	4,880,000	4,880,000
Series PT 2615, 3.61% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	2,440,000	2,440,000
Series PT 2848, 3.61% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	1,785,000	1,785,000
Series PT 3069, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,140,000	11,140,000
Series PT 3415, 3.58% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	20,000,000	20,000,000
Series PT 3420, 3.58% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,570,000	7,570,000
Series PT 962, 3.58% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Series Putters 1088, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	13,810,000	13,810,000
Series Putters 1221, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,825,000	17,825,000
Series Putters 3331, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,605,000	4,605,000
Series SGB 35, 3.56% (Liquidity Facility Societe Generale) (a)(b)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 C2, 3.57%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 3,610,000	$ 3,610,000
Subseries H5, 3.57%, LOC Dexia Cr. Local de France, VRDN (a)	16,810,000	16,810,000
Subseries J3, 3.56%, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 West Street Proj.) Series 2006 A, 3.57%, LOC Fannie Mae, VRDN (a)	8,000,000	8,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Sephardic Cmnty. Youth Ctr. Proj.) 3.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)	10,000,000	10,000,000
(The Birch Wathen Lenox School Proj.) 3.58%, LOC Allied Irish Banks PLC, VRDN (a)	2,625,000	2,625,000
New York City Indl. Dev. Agcy. Rev.:
Participating VRDN:
Series MS 06 1458, 3.6% (Liquidity Facility Morgan Stanley) (a)(b)	6,500,000	6,500,000
Series Putters 06 1466, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,500,000	4,500,000
Series ROC RR II R 619, 3.59% (Liquidity Facility Citibank NA) (a)(b)	4,400,000	4,400,000
(One Bryant Park LLC Proj.):
Series A, 3.61%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	10,000,000	10,000,000
Series B, 3.65%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	37,600,000	37,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series AAB 06 3, 3.59% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	8,335,000	8,335,000
Series EGL 06 69 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	10,100,000	10,100,000
Series EGL 06 74 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	13,000,000	13,000,000
Series Floaters 06 1329, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	5,000,000	5,000,000
Series LB 06 P45U, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	6,800,000	6,800,000
Series MOTC PA 1403, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,000,000	7,000,000
Series MS 1105, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	3,660,000	3,660,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series PA 1022, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 9,000,000	$ 9,000,000
Series PA 1327, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,280,000	5,280,000
Series PA 921, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	25,970,000	25,970,000
Series PT 2443, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,240,000	7,240,000
Series Putters 297, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,520,000	7,520,000
Series ROC 602, 3.59% (Liquidity Facility Citibank NA) (a)(b)	4,500,000	4,500,000
Series ROC II R3, 3.59% (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R406, 3.59% (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series SGB 25, 3.58% (Liquidity Facility Societe Generale) (a)(b)	13,200,000	13,200,000
Series 5A, 3.55% 11/6/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	25,000,000	25,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MSTC 02 202, 3.6% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,000,000	1,000,000
New York City Trust Cultural Resources Rev.:
Participating VRDN Series MS 950, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	1,500,000	1,500,000
(The Pierpont Morgan Library Proj.) 3.54%, LOC JPMorgan Chase Bank, VRDN (a)	6,900,000	6,900,000
New York Counties Tobacco Trust II Participating VRDN Series PA 1347, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,815,000	6,815,000
New York Local Govt. Assistance Corp. Participating VRDN:
Series PT 410, 3.6% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)	5,800,000	5,800,000
Series SG 99, 3.58% (Liquidity Facility Societe Generale) (a)(b)	16,200,000	16,200,000
New York Metropolitan Trans. Auth. Participating VRDN Series Solar 06 28, 3.56% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Dorm. Auth. Revs.:
Bonds Series PT 130, 3.57%, tender 2/22/07 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	$ 11,075,000	$ 11,075,000
Participating VRDN:
Series BA 01 D, 3.59% (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series EGL 06 47 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	12,700,000	12,700,000
Series Floaters 00 310, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	2,895,000	2,895,000
Series Floaters 06 1418, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	7,618,000	7,618,000
Series FRRI 02 L25J, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	39,075,000	39,075,000
Series Merlots 00 A30, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,895,000	2,895,000
Series Merlots 00 G, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(b)	10,700,000	10,700,000
Series Merlots 00 X, 3.59% (Liquidity Facility Bank of New York, New York) (a)(b)	4,000,000	4,000,000
Series Merlots 01 A30, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,380,000	1,380,000
Series Merlots 01 A65, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,235,000	2,235,000
Series Merlots 02 A56, 3.59% (Liquidity Facility Bank of New York, New York) (a)(b)	21,805,000	21,805,000
Series MS 12216, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	12,000,000	12,000,000
Series MSDW 00 305, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	14,000,000	14,000,000
Series PA 784R, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Series PT 2592, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,455,000	7,455,000
Series ROC II R4558, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,960,000	1,960,000
Series Solar 05 05, 3.58% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	6,280,000	6,280,000
Series F2A, 3.54% (FSA Insured), VRDN (a)	25,800,000	25,800,000
New York State Envir. Facilities Corp. Participating VRDN:
Series Putters 652, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,305,000	6,305,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Envir. Facilities Corp. Participating VRDN: - continued
Series ROC II R2169, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 7,470,000	$ 7,470,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series Floaters 01 658, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	1,600,000	1,600,000
Series MS 731, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	38,664,500	38,664,500
Series PT 2108, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,030,000	7,030,000
Series ROC II R 7031, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,395,000	10,395,000
Series ROC II R4001, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,440,000	6,440,000
New York State Gen. Oblig. Bonds Series 2006 A, 4.5% 3/15/07	7,005,000	7,030,780
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	5,525,000	5,525,000
New York State Hsg. Fin. Agcy. Rev.:
(100 Meriden Lane Hsg. Proj.) Series A, 3.58%, LOC Bank of New York, New York, VRDN (a)	35,700,000	35,700,000
(MF Associates Proj.) Series 1991, 3.55%, LOC Landesbank Hessen-Thuringen, VRDN (a)	33,565,000	33,565,000
Series A:
3.56%, LOC Eurohypo AG, VRDN (a)	3,800,000	3,800,000
3.56%, LOC Landesbank Hessen-Thuringen, VRDN (a)	34,100,000	34,100,000
New York State Hsg. Fin. Svc. Contract Rev.:
Series 2003 I, 3.56%, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,500,000	23,500,000
Series B, 3.57%, LOC BNP Paribas SA, VRDN (a)	3,500,000	3,500,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 06 49 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	20,000,000	20,000,000
Series EGL 06 61 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(b)	14,100,000	14,100,000
Series ROC II R4076, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,025,000	2,025,000
Series SG 121, 3.58% (Liquidity Facility Societe Generale) (a)(b)	6,565,000	6,565,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	$ 3,500,000	$ 3,500,000
Series MSTC 9045, 3.6% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,990,000	9,990,000
Series Putters 1049, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	16,020,000	16,020,000
Series Putters 330, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	13,625,000	13,625,000
Series ROC II R458, 3.59% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN:
Series MT 292, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,000,000	5,000,000
Series ROC 6093, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,070,000	5,070,000
Series ROC II R6030, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,245,000	3,245,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3205, 3.6% (Liquidity Facility Citibank NA) (a)(b)	6,325,000	6,324,574
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(b)	13,000,000	13,000,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series FRRI 01 N11, 3.6% (Liquidity Facility Bank of New York, New York) (a)(b)	5,075,000	5,075,000
Series FRRI 02 L21, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	22,175,000	22,175,000
Series Merlots 99 G, 3.59% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,300,000	11,300,000
Series Merlots A40, 3.59% (Liquidity Facility Bank of New York, New York) (a)(b)	4,990,000	4,990,000
Series MS 00 283, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	4,845,000	4,845,000
Series MS 00 433, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	1,817,500	1,817,500
Series MS 06 1401, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	20,830,000	20,830,000
Series MSDW 00 319, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	5,465,000	5,465,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series PT 1814, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,265,000	$ 5,265,000
Series PT 1839, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,400,000	5,400,000
Series Putters 628, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,285,000	7,285,000
Series Putters 830, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,570,000	5,570,000
Series ROC II R1039, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,370,000	2,370,000
Series ROC II R2052, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,990,000	1,990,000
Series ROC II R2054, 3.6% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,760,000	3,760,000
Series 2003 1A, 3.57% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,700,000	6,700,000
Series 2003 1D, 3.62% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	200,000	200,000
Riverhead Central School District TAN 4% 6/29/07	15,600,000	15,650,057
Rochester Gen. Oblig. BAN Series II, 4% 10/19/07	14,300,000	14,361,261
Rockland Tobacco Asset Securitization Corp. Participating VRDN Series PA 1345, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,720,000	2,720,000
Sales Tax Asset Receivables Corp. Participating VRDN:
Series PT 2450, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,380,000	1,380,000
Series Putters 1133Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,700,000	5,700,000
Series Putters 1438Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,445,000	6,445,000
Series Putters 629, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,600,000	2,600,000
Series ROC II R 6084, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,705,000	5,705,000
Schenectady Gen. Oblig. BAN 4.5% 5/24/07, LOC Bank of America NA	2,200,000	2,209,839
Suffolk County Gen. Oblig. Bonds Series A, 4.5% 5/1/07 (CIFG North America Insured)	3,000,000	3,012,712
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 3.64%, LOC Key Bank NA, VRDN (a)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 3.6%, LOC Bank of America NA, VRDN (a)	$ 10,950,000	$ 10,950,000
Syracuse Gen. Oblig. RAN Series C, 4.25% 6/29/07, LOC Bank of America NA	9,000,000	9,042,742
Tobacco Settlement Fing. Corp. Participating VRDN:
Series MS 06 1457, 3.66% (Liquidity Facility Morgan Stanley) (a)(b)	8,795,000	8,795,000
Series MT 32, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
Series PT 1907, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,295,000	5,295,000
Series PT 1987, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,395,000	11,395,000
Series PT 1992, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,380,000	10,380,000
Series PT 2182, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,160,000	5,160,000
Series PT 835, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	7,400,000	7,400,000
Series PT 875, 3.59% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,000,000	6,000,000
Series PT 893, 3.61% (Liquidity Facility DEPFA BANK PLC) (a)(b)	16,895,000	16,895,000
Series ROC II R2034, 3.6% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,910,000	2,910,000
Series ROC II R4508, 3.6% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,250,000	10,250,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,415,000	5,415,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6011 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(b)	3,700,000	3,700,000
Series EGL 02 6024 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(b)	6,000,000	6,000,000
Series EGL 03 4, Class A, 3.6% (Liquidity Facility Citibank NA) (a)(b)	4,500,000	4,500,000
Series EGL 03 55 Class A, 3.6% (Liquidity Facility Citibank NA) (a)(b)	4,985,000	4,985,000
Series MS 06 1403, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	4,165,000	4,165,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series MSTC 02 207, 3.6% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 9,995,000	$ 9,995,000
Series PA 1074, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,000,000	7,000,000
Series PA 948, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,200,000	7,200,000
Series PT 2017, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,440,000	1,440,000
Series PT 3437, 3.58% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	21,370,000	21,370,000
Series Putters 525, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995,000	4,995,000
Series ROC II R1008, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,115,000	3,115,000
Series ROC II R1032, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,320,000	5,320,000
Series ROC II R2013, 3.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,815,000	3,815,000
Series SGB 43, 3.58% (Liquidity Facility Societe Generale) (a)(b)	15,500,000	15,500,000
Series 2002 F, 3.56% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	8,065,000	8,065,000
Series B1, 3.53% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	59,690,000	59,690,000
Subseries B3, 3.56% (Liquidity Facility Bank of America NA), VRDN (a)	24,500,000	24,500,000
Triborough Bridge & Tunnel Auth. Spl. Oblig.:
Series 2000 A, 3.57% (FSA Insured), VRDN (a)	8,880,000	8,880,000
Series 2000 B, 3.57% (FSA Insured), VRDN (a)	6,035,000	6,035,000
Upstate Telecommunications Corp. Rev. 3.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,900,000	5,900,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 3.59%, LOC Key Bank NA, VRDN (a)	3,270,000	3,270,000
		1,895,770,099
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 0.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series MS 766, 3.58% (Liquidity Facility Morgan Stanley) (a)(b)	$ 4,245,000	$ 4,245,000
Series PA 1251, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,700,000	3,700,000
		7,945,000
Puerto Rico - 1.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series MT 218, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 06 R, 3.56% (Liquidity Facility Bank of America NA) (a)(b)	10,400,000	10,400,000
Series ROC II R 636CE, 3.58% (Liquidity Facility Citigroup, Inc.) (a)(b)	22,100,000	22,100,000
		34,500,000
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $1,938,215,099)	1,938,215,099
NET OTHER ASSETS - 4.1%	83,757,929
NET ASSETS - 100%	$ 2,021,973,028
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,075,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Bonds Series PT 991, 3.43%, tender 2/1/07 (Liquidity Facility BNP Paribas SA)	7/29/04	$ 10,000,000
New York State Dorm. Auth. Revs. Bonds Series PT 130, 3.57%, tender 2/22/07 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	2/23/06	$ 11,075,000
Income Tax Information
At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,938,215,099.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 20, 2006